CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - CAD ($) $ in Thousands	Total	Total shareholders’ equity	Share capital	Contributed surplus	Deficit	Accumulated other comprehensive income (loss)	Non-controlling interests
Equity, beginning balance at Dec. 31, 2018	$ 1,422,863	$ 1,420,014	$ 2,125,130	$ 25,270	$ (730,663)	$ 277	$ 2,849
Comprehensive income	537,502	538,374			538,396	(22)	(872)
Dividends declared	(32,358)	(31,483)			(31,483)		(875)
Shares repurchased, net of tax	(443,833)	(443,833)	(193,570)		(250,263)
Business combination [note 3]	4,266						4,266
Issuance of share capital for equity-based plans, net of tax	0		12,751	(12,751)
Compensation expense for equity-based plans, net of tax	10,916	10,916		10,916
Change during the year	76,493	73,974	(180,819)	(1,835)	256,650	(22)	2,519
Equity, ending balance at Dec. 31, 2019	1,499,356	1,493,988	1,944,311	23,435	(474,013)	255	5,368
Comprehensive income	451,196	454,977			475,978	(21,001)	(3,781)
Dividends declared	(150,765)	(150,765)			(150,765)
Shares repurchased, net of tax	(255,684)	(255,684)	(120,236)		(135,448)
Business combination [note 3]	29,542	(3,373)			(3,373)		32,915
Issuance for acquisition of subsidiary, net of issuance costs	35,434	35,434	35,434
Issuance of share capital for equity-based plans, net of tax	0		8,488	(8,488)
Compensation expense for equity-based plans, net of tax	7,870	7,870		7,870
Net contributions from non-controlling interests	781						781
Change during the year	118,374	88,459	(76,314)	(618)	186,392	(21,001)	29,915
Equity, ending balance at Dec. 31, 2020	$ 1,617,730	$ 1,582,447	$ 1,867,997	$ 22,817	$ (287,621)	$ (20,746)	$ 35,283